Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Company's Commitments

The Company’s commitments as of December 31, 2019 were as follows:

In millions of U.S. dollars	Total	2020	2021	2022	2023	2024	Thereafter
Purchase obligations	1,576	1,003	202	165	72	69	65
of which:
Equipment purchase	514	514	—	—	—	—	—
Foundry purchase	905	372	165	162	72	69	65
Software, design, technologies and licenses	157	117	37	3	—	—	—
Other obligations	436	338	45	25	17	8	3
Total	2,012	1,341	247	190	89	77	68